Commitments and Contingencies (Details) - USD ($)	Oct. 08, 2021	Mar. 31, 2023	Dec. 31, 2022
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Units Issued During Period Shares New Issues (in Shares)	2,000,000
Shares Issued, Price Per Share (in Dollars per share)	$ 10
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Units Issued During Period Shares New Issues (in Shares)	15,500,000
Shares Issued, Price Per Share (in Dollars per share)	$ 10
Underwriter Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Additional Units That Can Be Purchased To Cover Over Allotments (in Shares)		2,325,000	2,325,000
Deferred underwriting fees payable	$ 400,000
Underwriter Agreement [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting fees payable	$ 400,000
Underwriter Agreement [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting Discount Per Unit (in Dollars per share)	$ 0.2
Cash Underwriting Discount	$ 3,100,000
Reimbursement from Underwriters for Payment to Additional Parties	465,000
Deferred underwriting fees payable	$ 8,750,000
Deferred Underwriting Commissions Per Unit (in Dollars per share)	$ 0.5
Deferred underwriting fees payable	$ 400,000
Underwriter Agreement [Member] | Initial Public Offer And Overallotement [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting fees payable	$ 9,150,000